Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 725,934	$ 1,037,826	$ 1,354,467
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	4,339	4,623	4,573
Allowance for doubtful accounts	42,044	25,037	2,943
Non-cash lease expense (gain)/loss	(806)	3,927	924
Deferred income taxes	24,547	(472)	(125,854)
Changes in operating assets and liabilities:
Accounts receivables	167,328	375,855	(1,209,374)
Inventories	118,522	(56,675)	120,748
Deferred offering costs	(457,633)
Long-term deposit	(23,110)
Prepayments and other current assets	(61,661)	(56,280)	(58,279)
Accounts payable	25	(181,831)	84,095
Deferred revenue	(303,621)	171,918	346,323
Right of use assets		49,244	44,064
Operating lease liabilities, current and non-current	(1,929)	(57,987)	(49,777)
Accrued expense and other current liabilities	599,326	(354,749)	474,598
Net cash provided by operating activities	833,305	960,436	989,451
Cash flows from investing activities:
Purchase of property, equipment and software		(2,579)
Net cash used in investing activities		(2,579)
Cash flows from financing activities:
Proceeds from sale of stock	1,250
Dividend distribution	(640,344)	(1,104,231)	(581,324)
Proceeds from other payable -RP	4,785
Net cash used in financing activities	(634,309)	(1,104,231)	(581,324)
Effect of exchange rate changes on cash and cash equivalent	(5,484)	(4)	443
Net change in cash and cash equivalents	193,512	(146,378)	408,570
Cash and cash equivalents at beginning of the year	456,020	602,398	193,828
Cash and cash equivalents at end of the year	649,532	456,020	602,398
Supplemental disclosure of cash flow information:
Income tax paid	343,706	409,821	161,957
Supplemental disclosures of non-cash activities:
Dividend payable		$ 640,344	$ 1,104,231